Derivative Financial Instruments and Risk Management Policies - Liquidity Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	10 years 6 months
Period to pay all commitments	12 months
Net debt held as a hedging instrument	€ 37,744
Gross debt held as a hedging instrument, current maturities	9,076
Non-current financial liabilities	€ 12,789
Minimum
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	6 years